COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments Under Leases	Future minimum commitments under these leases as of December 31, 2021 are as follows:

Operating leases
2022	$2,666
2023	2,160
2024	1,763
2025	1,716
2026 and thereafter	1,358
Total	$9,663

Schedule of Annual Purchase Commitments Under Contracts	Annual purchase commitments under various contracts as of December 31, 2021 are as follows:

Purchase commitments
2022	$7,458
2023	—
2024	—
2025	—
2026 and thereafter	—
Total	$7,458